Risk Management (Details) - Schedule of a factor change of 10% has been applied to the exchange rates - ZAR (R) R in Thousands	Feb. 28, 2022	Feb. 28, 2021
Risk Management (Details) - Schedule of a factor change of 10% has been applied to the exchange rates [Line Items]
Total strengthening	R (22,763)	R (6,190)
Total weakening	22,763	6,190
USD [Member]
Risk Management (Details) - Schedule of a factor change of 10% has been applied to the exchange rates [Line Items]
Total strengthening	(12,664)	(1,703)
Total weakening	12,664	1,703
EUR [Member]
Risk Management (Details) - Schedule of a factor change of 10% has been applied to the exchange rates [Line Items]
Total strengthening	(7,655)	(7,803)
Total weakening	7,655	7,803
SGD [Member]
Risk Management (Details) - Schedule of a factor change of 10% has been applied to the exchange rates [Line Items]
Total strengthening	(2,444)	3,316
Total weakening	R 2,444	R (3,316)